Schedule of Investments(a)
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.32%
Advertising–0.40%
Interpublic Group of Cos., Inc. (The)	23,359	$828,077
Omnicom Group, Inc.	10,107	857,882
		1,685,959
Aerospace & Defense–1.91%
Boeing Co. (The)(b)	4,373	837,429
General Dynamics Corp.	3,315	799,512
Howmet Aerospace, Inc.	22,847	821,121
Huntington Ingalls Industries, Inc.	3,740	745,906
L3Harris Technologies, Inc.	3,083	766,033
Lockheed Martin Corp.	1,755	774,657
Northrop Grumman Corp.	1,766	789,790
Raytheon Technologies Corp.	7,951	787,706
Textron, Inc.	11,138	828,444
TransDigm Group, Inc.(b)	1,235	804,652
		7,955,250
Agricultural & Farm Machinery–0.20%
Deere & Co.	1,979	822,195
Agricultural Products–0.20%
Archer-Daniels-Midland Co.	9,218	832,017
Air Freight & Logistics–0.78%
C.H. Robinson Worldwide, Inc.	7,537	811,810
Expeditors International of Washington, Inc.	7,740	798,459
FedEx Corp.	3,615	836,475
United Parcel Service, Inc., Class B	3,779	810,444
		3,257,188
Airlines–1.14%
Alaska Air Group, Inc.(b)	15,785	915,688
American Airlines Group, Inc.(b)	54,966	1,003,129
Delta Air Lines, Inc.(b)	24,029	950,828
Southwest Airlines Co.(b)	19,151	877,116
United Airlines Holdings, Inc.(b)	22,100	1,024,556
		4,771,317
Alternative Carriers–0.19%
Lumen Technologies, Inc.(c)	72,156	813,198
Apparel Retail–0.37%
Ross Stores, Inc.	8,781	794,329
TJX Cos., Inc. (The)	12,545	759,976
		1,554,305
Apparel, Accessories & Luxury Goods–0.99%
PVH Corp.	10,626	814,058
Ralph Lauren Corp.	7,166	812,911
Tapestry, Inc.	22,435	833,460
Under Armour, Inc., Class A(b)	24,596	418,624
Under Armour, Inc., Class C(b)	28,041	436,318
VF Corp.(c)	14,404	819,011
		4,134,382
Shares		Value
Application Software–2.43%
Adobe, Inc.(b)	1,851	$843,353
ANSYS, Inc.(b)	2,625	833,831
Autodesk, Inc.(b)	4,007	858,900
Cadence Design Systems, Inc.(b)	5,318	874,598
Ceridian HCM Holding, Inc.(b)	12,555	858,260
Citrix Systems, Inc.	7,628	769,665
Intuit, Inc.	1,754	843,393
Paycom Software, Inc.(b)	2,541	880,152
PTC, Inc.(b)	7,414	798,636
salesforce.com, inc.(b)	3,894	826,774
Synopsys, Inc.(b)	2,624	874,501
Tyler Technologies, Inc.(b)	1,935	860,862
		10,122,925
Asset Management & Custody Banks–1.60%
Ameriprise Financial, Inc.	2,835	851,521
Bank of New York Mellon Corp. (The)	15,413	764,947
BlackRock, Inc.	1,122	857,399
Franklin Resources, Inc.(c)	28,269	789,270
Invesco Ltd.(d)	38,454	886,749
Northern Trust Corp.	7,330	853,578
State Street Corp.(c)	9,388	817,883
T. Rowe Price Group, Inc.	5,653	854,677
		6,676,024
Auto Parts & Equipment–0.41%
Aptiv PLC(b)	7,260	869,095
BorgWarner, Inc.	21,218	825,380
		1,694,475
Automobile Manufacturers–0.64%
Ford Motor Co.	48,044	812,424
General Motors Co.(b)	18,565	812,033
Tesla, Inc.(b)	969	1,044,195
		2,668,652
Automotive Retail–0.76%
Advance Auto Parts, Inc.	3,776	781,481
AutoZone, Inc.(b)	413	844,411
CarMax, Inc.(b)(c)	7,768	749,457
O’Reilly Automotive, Inc.(b)	1,141	781,539
		3,156,888
Biotechnology–1.62%
AbbVie, Inc.	5,170	838,109
Amgen, Inc.	3,367	814,208
Biogen, Inc.(b)	3,899	821,129
Gilead Sciences, Inc.	13,287	789,912
Incyte Corp.(b)	10,422	827,715
Moderna, Inc.(b)	5,576	960,522
Regeneron Pharmaceuticals, Inc.(b)	1,199	837,406
Vertex Pharmaceuticals, Inc.(b)	3,259	850,501
		6,739,502
Brewers–0.19%
Molson Coors Beverage Co., Class B	15,164	809,454

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Broadcasting–0.59%
Discovery, Inc., Class A(b)	11,499	$286,555
Discovery, Inc., Class C(b)	20,641	515,406
Fox Corp., Class A	13,776	543,463
Fox Corp., Class B	6,324	229,435
Paramount Global, Class B	23,624	893,223
		2,468,082
Building Products–1.29%
A.O. Smith Corp.	11,726	749,174
Allegion PLC	6,923	760,007
Carrier Global Corp.	17,830	817,862
Fortune Brands Home & Security, Inc.	9,187	682,410
Johnson Controls International PLC	12,742	835,493
Masco Corp.	14,343	731,493
Trane Technologies PLC	5,178	790,681
		5,367,120
Cable & Satellite–0.57%
Charter Communications, Inc., Class A(b)	1,378	751,726
Comcast Corp., Class A	17,106	800,903
DISH Network Corp., Class A(b)	25,680	812,772
		2,365,401
Casinos & Gaming–0.97%
Caesars Entertainment, Inc.(b)	10,301	796,886
Las Vegas Sands Corp.(b)	21,159	822,450
MGM Resorts International	19,213	805,793
Penn National Gaming, Inc.(b)	18,060	766,105
Wynn Resorts Ltd.(b)	10,656	849,710
		4,040,944
Commodity Chemicals–0.38%
Dow, Inc.	12,652	806,185
LyondellBasell Industries N.V., Class A	7,451	766,112
		1,572,297
Communications Equipment–1.01%
Arista Networks, Inc.(b)	6,427	893,224
Cisco Systems, Inc.	14,091	785,714
F5, Inc.(b)	3,964	828,278
Juniper Networks, Inc.	23,254	864,119
Motorola Solutions, Inc.	3,475	841,645
		4,212,980
Computer & Electronics Retail–0.18%
Best Buy Co., Inc.	8,147	740,562
Construction & Engineering–0.20%
Quanta Services, Inc.	6,249	822,431
Construction Machinery & Heavy Trucks–0.78%
Caterpillar, Inc.	3,587	799,255
Cummins, Inc.	3,946	809,364
PACCAR, Inc.	9,007	793,247
Wabtec Corp.	8,655	832,351
		3,234,217
Construction Materials–0.39%
Martin Marietta Materials, Inc.	2,078	799,802
Vulcan Materials Co.	4,396	807,545
		1,607,347
Shares		Value
Consumer Electronics–0.20%
Garmin Ltd.	7,018	$832,405
Consumer Finance–0.77%
American Express Co.(e)	4,590	858,330
Capital One Financial Corp.	5,924	777,762
Discover Financial Services	7,377	812,872
Synchrony Financial	21,993	765,576
		3,214,540
Copper–0.20%
Freeport-McMoRan, Inc.	16,421	816,781
Data Processing & Outsourced Services–2.25%
Automatic Data Processing, Inc.	3,718	845,994
Broadridge Financial Solutions, Inc.	5,329	829,779
Fidelity National Information Services, Inc.	8,626	866,223
Fiserv, Inc.(b)	8,185	829,959
FleetCor Technologies, Inc.(b)	3,357	836,094
Global Payments, Inc.	6,068	830,345
Jack Henry & Associates, Inc.	4,201	827,807
Mastercard, Inc., Class A	2,373	848,063
Paychex, Inc.	6,390	872,043
PayPal Holdings, Inc.(b)	7,980	922,887
Visa, Inc., Class A(c)	3,918	868,895
		9,378,089
Distillers & Vintners–0.40%
Brown-Forman Corp., Class B	12,320	825,686
Constellation Brands, Inc., Class A	3,628	835,601
		1,661,287
Distributors–0.56%
Genuine Parts Co.	6,333	798,085
LKQ Corp.	17,494	794,402
Pool Corp.	1,743	737,028
		2,329,515
Diversified Banks–0.94%
Bank of America Corp.	19,108	787,632
Citigroup, Inc.	14,229	759,829
JPMorgan Chase & Co.	5,979	815,057
U.S. Bancorp(c)	14,637	777,957
Wells Fargo & Co.	15,899	770,465
		3,910,940
Diversified Support Services–0.41%
Cintas Corp.	2,087	887,789
Copart, Inc.(b)	6,671	837,010
		1,724,799
Drug Retail–0.17%
Walgreens Boots Alliance, Inc.	16,244	727,244
Electric Utilities–3.14%
Alliant Energy Corp.	12,795	799,432
American Electric Power Co., Inc.	8,066	804,745
Constellation Energy Corp.	15,625	878,906
Duke Energy Corp.	7,260	810,651
Edison International	11,894	833,769
Entergy Corp.	7,086	827,290
Evergy, Inc.	11,976	818,440
Eversource Energy	9,195	810,907
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–(continued)
Exelon Corp.	17,663	$841,289
FirstEnergy Corp.	17,526	803,742
NextEra Energy, Inc.	9,718	823,212
NRG Energy, Inc.	20,027	768,236
Pinnacle West Capital Corp.	10,448	815,989
PPL Corp.	29,335	837,807
Southern Co. (The)	11,219	813,490
Xcel Energy, Inc.	10,951	790,334
		13,078,239
Electrical Components & Equipment–0.98%
AMETEK, Inc.	6,100	812,398
Eaton Corp. PLC	5,245	795,981
Emerson Electric Co.	8,286	812,442
Generac Holdings, Inc.(b)	2,736	813,304
Rockwell Automation, Inc.	2,998	839,530
		4,073,655
Electronic Components–0.38%
Amphenol Corp., Class A	10,469	788,839
Corning, Inc.	21,148	780,573
		1,569,412
Electronic Equipment & Instruments–0.81%
Keysight Technologies, Inc.(b)	5,283	834,555
Teledyne Technologies, Inc.(b)	1,833	866,331
Trimble, Inc.(b)	11,771	849,160
Zebra Technologies Corp., Class A(b)	1,996	825,745
		3,375,791
Electronic Manufacturing Services–0.37%
IPG Photonics Corp.(b)	6,955	763,381
TE Connectivity Ltd. (Switzerland)	6,048	792,167
		1,555,548
Environmental & Facilities Services–0.59%
Republic Services, Inc.	6,105	808,912
Rollins, Inc.	23,932	838,817
Waste Management, Inc.	5,088	806,448
		2,454,177
Fertilizers & Agricultural Chemicals–0.79%
CF Industries Holdings, Inc.	8,023	826,850
Corteva, Inc.	14,364	825,643
FMC Corp.	6,252	822,576
Mosaic Co. (The)	12,446	827,659
		3,302,728
Financial Exchanges & Data–1.76%
Cboe Global Markets, Inc.	6,760	773,479
CME Group, Inc., Class A	3,410	811,103
FactSet Research Systems, Inc.	1,890	820,544
Intercontinental Exchange, Inc.	6,103	806,328
MarketAxess Holdings, Inc.	2,249	765,110
Moody’s Corp.	2,531	853,985
MSCI, Inc.	1,688	848,861
Nasdaq, Inc.	4,674	832,907
S&P Global, Inc.	2,030	832,665
		7,344,982
Shares		Value
Food Distributors–0.19%
Sysco Corp.(c)	9,903	$808,580
Food Retail–0.19%
Kroger Co. (The)	13,788	791,018
Footwear–0.20%
NIKE, Inc., Class B	6,284	845,575
Gas Utilities–0.19%
Atmos Energy Corp.	6,775	809,545
General Merchandise Stores–0.59%
Dollar General Corp.(c)	3,749	834,640
Dollar Tree, Inc.(b)	5,242	839,506
Target Corp.	3,723	790,095
		2,464,241
Gold–0.19%
Newmont Corp.	10,022	796,248
Health Care Distributors–0.79%
AmerisourceBergen Corp.	5,331	824,759
Cardinal Health, Inc.	14,659	831,165
Henry Schein, Inc.(b)	9,156	798,312
McKesson Corp.	2,740	838,796
		3,293,032
Health Care Equipment–3.23%
Abbott Laboratories	6,759	799,995
ABIOMED, Inc.(b)	2,691	891,367
Baxter International, Inc.	10,028	777,571
Becton, Dickinson and Co.	3,028	805,448
Boston Scientific Corp.(b)	18,480	818,479
DexCom, Inc.(b)	1,975	1,010,410
Edwards Lifesciences Corp.(b)	7,449	876,896
Hologic, Inc.(b)	11,098	852,548
IDEXX Laboratories, Inc.(b)	1,547	846,302
Intuitive Surgical, Inc.(b)	2,816	849,531
Medtronic PLC	7,423	823,582
ResMed, Inc.	3,237	785,005
STERIS PLC	3,523	851,756
Stryker Corp.	3,110	831,459
Teleflex, Inc.	2,294	813,980
Zimmer Biomet Holdings, Inc.	6,486	829,559
		13,463,888
Health Care Facilities–0.35%
HCA Healthcare, Inc.	2,886	723,290
Universal Health Services, Inc., Class B	5,115	741,419
		1,464,709
Health Care REITs–0.59%
Healthpeak Properties, Inc.	23,777	816,264
Ventas, Inc.	13,173	813,565
Welltower, Inc.	8,449	812,287
		2,442,116
Health Care Services–0.94%
Cigna Corp.	3,397	813,955
CVS Health Corp.	7,448	753,812
DaVita, Inc.(b)	7,008	792,675
Laboratory Corp. of America Holdings(b)	2,903	765,405
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Health Care Services–(continued)
Quest Diagnostics, Inc.(c)	5,652	$773,533
		3,899,380
Health Care Supplies–0.59%
Align Technology, Inc.(b)	1,923	838,428
Cooper Cos., Inc. (The)	2,028	846,873
DENTSPLY SIRONA, Inc.	15,801	777,725
		2,463,026
Health Care Technology–0.19%
Cerner Corp.	8,251	771,964
Home Furnishings–0.18%
Mohawk Industries, Inc.(b)	5,878	730,048
Home Improvement Retail–0.34%
Home Depot, Inc. (The)	2,433	728,270
Lowe’s Cos., Inc.	3,468	701,195
		1,429,465
Homebuilding–0.68%
D.R. Horton, Inc.	9,519	709,261
Lennar Corp., Class A	8,902	722,575
NVR, Inc.(b)	162	723,698
PulteGroup, Inc.	16,612	696,043
		2,851,577
Hotel & Resort REITs–0.20%
Host Hotels & Resorts, Inc.	42,765	830,924
Hotels, Resorts & Cruise Lines–1.49%
Booking Holdings, Inc.(b)	382	897,108
Carnival Corp.(b)	44,778	905,411
Expedia Group, Inc.(b)	4,298	840,990
Hilton Worldwide Holdings, Inc.(b)	5,436	824,858
Marriott International, Inc., Class A(b)	4,768	837,976
Norwegian Cruise Line Holdings Ltd.(b)	44,061	964,055
Royal Caribbean Cruises Ltd.(b)	11,262	943,530
		6,213,928
Household Appliances–0.17%
Whirlpool Corp.	4,157	718,246
Household Products–0.97%
Church & Dwight Co., Inc.	8,099	804,878
Clorox Co. (The)	5,921	823,197
Colgate-Palmolive Co.	10,446	792,120
Kimberly-Clark Corp.	6,557	807,560
Procter & Gamble Co. (The)	5,381	822,217
		4,049,972
Housewares & Specialties–0.18%
Newell Brands, Inc.	35,710	764,551
Human Resource & Employment Services–0.19%
Robert Half International, Inc.	7,082	808,623
Hypermarkets & Super Centers–0.40%
Costco Wholesale Corp.	1,461	841,317
Walmart, Inc.	5,424	807,742
		1,649,059
Shares		Value
Independent Power Producers & Energy Traders–0.21%
AES Corp. (The)	34,713	$893,165
Industrial Conglomerates–0.78%
3M Co.	5,467	813,927
General Electric Co.	8,351	764,116
Honeywell International, Inc.	4,229	822,879
Roper Technologies, Inc.(c)	1,783	841,986
		3,242,908
Industrial Gases–0.42%
Air Products and Chemicals, Inc.	3,513	877,934
Linde PLC (United Kingdom)	2,745	876,835
		1,754,769
Industrial Machinery–2.29%
Dover Corp.	5,116	802,700
Fortive Corp.	13,702	834,863
IDEX Corp.	4,064	779,191
Illinois Tool Works, Inc.(c)	3,780	791,532
Ingersoll Rand, Inc.	16,193	815,318
Nordson Corp.	3,583	813,628
Otis Worldwide Corp.	10,644	819,056
Parker-Hannifin Corp.	2,844	807,013
Pentair PLC	14,324	776,504
Snap-on, Inc.	3,746	769,728
Stanley Black & Decker, Inc.	5,262	735,575
Xylem, Inc.	9,216	785,756
		9,530,864
Industrial REITs–0.40%
Duke Realty Corp.	14,369	834,264
Prologis, Inc.	5,210	841,311
		1,675,575
Insurance Brokers–1.04%
Aon PLC, Class A	2,609	849,569
Arthur J. Gallagher & Co.	5,016	875,793
Brown & Brown, Inc.	12,307	889,427
Marsh & McLennan Cos., Inc.	5,152	878,004
Willis Towers Watson PLC	3,491	824,644
		4,317,437
Integrated Oil & Gas–0.54%
Chevron Corp.	4,509	734,200
Exxon Mobil Corp.	9,075	749,504
Occidental Petroleum Corp.	13,298	754,529
		2,238,233
Integrated Telecommunication Services–0.37%
AT&T, Inc.(c)	33,231	785,249
Verizon Communications, Inc.	14,529	740,107
		1,525,356
Interactive Home Entertainment–0.56%
Activision Blizzard, Inc.	9,596	768,736
Electronic Arts, Inc.	6,300	797,013
Take-Two Interactive Software, Inc.(b)	5,021	771,928
		2,337,677
Interactive Media & Services–0.86%
Alphabet, Inc., Class A(b)	153	425,546
Alphabet, Inc., Class C(b)	143	399,397
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Interactive Media & Services–(continued)
Match Group, Inc.(b)	8,713	$947,452
Meta Platforms, Inc., Class A(b)	4,108	913,455
Twitter, Inc.(b)	23,352	903,489
		3,589,339
Internet & Direct Marketing Retail–0.61%
Amazon.com, Inc.(b)	265	863,887
eBay, Inc.	15,394	881,460
Etsy, Inc.(b)	6,357	790,048
		2,535,395
Internet Services & Infrastructure–0.40%
Akamai Technologies, Inc.(b)	7,106	848,385
VeriSign, Inc.(b)	3,775	839,787
		1,688,172
Investment Banking & Brokerage–0.78%
Charles Schwab Corp. (The)	9,604	809,713
Goldman Sachs Group, Inc. (The)	2,357	778,046
Morgan Stanley	9,047	790,708
Raymond James Financial, Inc.	8,016	881,038
		3,259,505
IT Consulting & Other Services–1.25%
Accenture PLC, Class A	2,473	833,970
Cognizant Technology Solutions Corp., Class A	8,753	784,882
DXC Technology Co.(b)	25,217	822,831
EPAM Systems, Inc.(b)	3,850	1,141,948
Gartner, Inc.(b)	2,754	819,205
International Business Machines Corp.	6,217	808,334
		5,211,170
Leisure Products–0.18%
Hasbro, Inc.	8,912	730,071
Life & Health Insurance–1.21%
Aflac, Inc.	12,852	827,540
Globe Life, Inc.(c)	7,957	800,474
Lincoln National Corp.	12,721	831,445
MetLife, Inc.	12,004	843,641
Principal Financial Group, Inc.	11,845	869,542
Prudential Financial, Inc.	7,267	858,741
		5,031,383
Life Sciences Tools & Services–2.39%
Agilent Technologies, Inc.	5,914	782,600
Bio-Rad Laboratories, Inc., Class A(b)	1,454	818,936
Bio-Techne Corp.	1,923	832,736
Charles River Laboratories International, Inc.(b)	2,969	843,107
Danaher Corp.	2,935	860,923
Illumina, Inc.(b)	2,536	886,078
IQVIA Holdings, Inc.(b)	3,608	834,206
Mettler-Toledo International, Inc.(b)	588	807,436
PerkinElmer, Inc.	4,645	810,367
Thermo Fisher Scientific, Inc.	1,455	859,396
Waters Corp.(b)	2,462	764,180
West Pharmaceutical Services, Inc.	2,122	871,526
		9,971,491
Shares		Value
Managed Health Care–0.96%
Anthem, Inc.	1,656	$813,460
Centene Corp.(b)	9,239	777,832
Humana, Inc.(c)	1,808	786,787
Molina Healthcare, Inc.(b)	2,461	820,965
UnitedHealth Group, Inc.	1,596	813,912
		4,012,956
Metal & Glass Containers–0.19%
Ball Corp.	9,007	810,630
Movies & Entertainment–0.60%
Live Nation Entertainment, Inc.(b)	7,099	835,126
Netflix, Inc.(b)	2,264	848,072
Walt Disney Co. (The)(b)	5,849	802,249
		2,485,447
Multi-line Insurance–0.60%
American International Group, Inc.(c)	13,520	848,651
Assurant, Inc.	4,534	824,417
Hartford Financial Services Group, Inc. (The)	11,510	826,533
		2,499,601
Multi-Sector Holdings–0.20%
Berkshire Hathaway, Inc., Class B(b)	2,360	832,868
Multi-Utilities–1.96%
Ameren Corp.	8,808	825,838
CenterPoint Energy, Inc.	27,087	829,946
CMS Energy Corp.	11,683	817,109
Consolidated Edison, Inc.	8,626	816,710
Dominion Energy, Inc.	9,368	795,999
DTE Energy Co.	6,069	802,382
NiSource, Inc.	25,869	822,634
Public Service Enterprise Group, Inc.	11,726	820,820
Sempra Energy	4,997	840,096
WEC Energy Group, Inc.	8,210	819,440
		8,190,974
Office REITs–0.57%
Alexandria Real Estate Equities, Inc.	4,090	823,113
Boston Properties, Inc.(c)	6,243	804,098
Vornado Realty Trust	16,673	755,620
		2,382,831
Oil & Gas Equipment & Services–0.54%
Baker Hughes Co., Class A	20,474	745,458
Halliburton Co.	20,599	780,084
Schlumberger N.V.	17,963	742,052
		2,267,594
Oil & Gas Exploration & Production–1.76%
APA Corp.	19,734	815,606
ConocoPhillips	7,831	783,100
Coterra Energy, Inc.	30,067	810,907
Devon Energy Corp.	13,142	777,087
Diamondback Energy, Inc.	5,943	814,666
EOG Resources, Inc.	6,662	794,310
Hess Corp.	8,145	871,841
Marathon Oil Corp.	33,260	835,159
Pioneer Natural Resources Co.	3,315	828,849
		7,331,525
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Refining & Marketing–0.60%
Marathon Petroleum Corp.	9,816	$839,268
Phillips 66	9,541	824,247
Valero Energy Corp.	8,407	853,647
		2,517,162
Oil & Gas Storage & Transportation–0.58%
Kinder Morgan, Inc.	42,576	805,112
ONEOK, Inc.	11,666	823,970
Williams Cos., Inc. (The)	24,158	807,119
		2,436,201
Packaged Foods & Meats–2.37%
Campbell Soup Co.(c)	18,274	814,472
Conagra Brands, Inc.	25,602	859,459
General Mills, Inc.	12,376	838,103
Hershey Co. (The)	3,765	815,612
Hormel Foods Corp.	15,266	786,810
JM Smucker Co. (The)	5,981	809,887
Kellogg Co.	12,876	830,373
Kraft Heinz Co. (The)	20,627	812,498
Lamb Weston Holdings, Inc.	15,379	921,356
McCormick & Co., Inc.	7,984	796,803
Mondelez International, Inc., Class A	13,035	818,337
Tyson Foods, Inc., Class A	8,793	788,117
		9,891,827
Paper Packaging–1.18%
Amcor PLC	70,700	801,031
Avery Dennison Corp.	4,746	825,662
International Paper Co.	18,162	838,176
Packaging Corp. of America	5,146	803,342
Sealed Air Corp.	11,898	796,690
WestRock Co.	17,797	836,993
		4,901,894
Personal Products–0.19%
Estee Lauder Cos., Inc. (The), Class A	2,916	794,085
Pharmaceuticals–1.75%
Bristol-Myers Squibb Co.(e)	11,190	817,206
Catalent, Inc.(b)	8,017	889,085
Eli Lilly and Co.	2,894	828,755
Johnson & Johnson	4,550	806,397
Merck & Co., Inc.	9,847	807,946
Organon & Co.	21,508	751,274
Pfizer, Inc.	15,330	793,634
Viatris, Inc.	76,909	836,770
Zoetis, Inc.	4,159	784,346
		7,315,413
Property & Casualty Insurance–1.40%
Allstate Corp. (The)	6,246	865,134
Chubb Ltd.	3,817	816,456
Cincinnati Financial Corp.(c)	6,333	861,035
Loews Corp.	12,658	820,492
Progressive Corp. (The)	7,302	832,355
Travelers Cos., Inc. (The)	4,436	810,590
W.R. Berkley Corp.	12,245	815,361
		5,821,423
Shares		Value
Publishing–0.20%
News Corp., Class A	27,928	$618,605
News Corp., Class B	8,653	194,866
		813,471
Railroads–0.59%
CSX Corp.	22,215	831,952
Norfolk Southern Corp.	2,883	822,289
Union Pacific Corp.	2,947	805,150
		2,459,391
Real Estate Services–0.19%
CBRE Group, Inc., Class A(b)	8,800	805,376
Regional Banks–2.59%
Citizens Financial Group, Inc.	16,438	745,135
Comerica, Inc.	8,753	791,534
Fifth Third Bancorp	17,514	753,803
First Republic Bank	4,805	778,890
Huntington Bancshares, Inc.	52,352	765,386
KeyCorp	33,622	752,460
M&T Bank Corp.	4,475	758,513
People’s United Financial, Inc.	37,943	758,481
PNC Financial Services Group, Inc. (The)	4,231	780,408
Regions Financial Corp.(c)	35,172	782,929
Signature Bank	2,664	781,857
SVB Financial Group(b)	1,452	812,321
Truist Financial Corp.	13,487	764,713
Zions Bancorporation N.A.	12,002	786,851
		10,813,281
Reinsurance–0.21%
Everest Re Group Ltd.	2,839	855,618
Research & Consulting Services–1.10%
Equifax, Inc.	3,442	816,098
Jacobs Engineering Group, Inc.	6,164	849,461
Leidos Holdings, Inc.	7,557	816,307
Nielsen Holdings PLC	44,011	1,198,860
Verisk Analytics, Inc.	4,233	908,529
		4,589,255
Residential REITs–0.94%
AvalonBay Communities, Inc.(c)	3,196	793,790
Equity Residential	8,878	798,310
Essex Property Trust, Inc.(c)	2,293	792,186
Mid-America Apartment Communities, Inc.	3,697	774,337
UDR, Inc.(c)	13,606	780,576
		3,939,199
Restaurants–1.18%
Chipotle Mexican Grill, Inc.(b)	522	825,820
Darden Restaurants, Inc.(c)	5,974	794,243
Domino’s Pizza, Inc.	1,995	811,985
McDonald’s Corp.	3,397	840,010
Starbucks Corp.	9,315	847,385
Yum! Brands, Inc.	6,628	785,617
		4,905,060
Retail REITs–0.96%
Federal Realty Investment Trust	6,506	794,187
Kimco Realty Corp.	32,502	802,799
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Retail REITs–(continued)
Realty Income Corp.	11,792	$817,186
Regency Centers Corp.(c)	11,529	822,479
Simon Property Group, Inc.	5,926	779,625
		4,016,276
Semiconductor Equipment–1.22%
Applied Materials, Inc.	6,233	821,510
Enphase Energy, Inc.(b)	4,505	909,019
KLA Corp.	2,384	872,687
Lam Research Corp.	1,594	856,950
SolarEdge Technologies, Inc.(b)	2,424	781,425
Teradyne, Inc.	7,210	852,438
		5,094,029
Semiconductors–2.61%
Advanced Micro Devices, Inc.(b)	7,389	807,913
Analog Devices, Inc.	5,221	862,405
Broadcom, Inc.	1,334	839,993
Intel Corp.	16,815	833,351
Microchip Technology, Inc.	11,162	838,713
Micron Technology, Inc.	10,583	824,310
Monolithic Power Systems, Inc.	1,947	945,619
NVIDIA Corp.	3,487	951,463
NXP Semiconductors N.V. (China)	4,316	798,805
Qorvo, Inc.(b)	6,233	773,515
QUALCOMM, Inc.	5,059	773,116
Skyworks Solutions, Inc.	6,042	805,278
Texas Instruments, Inc.	4,524	830,064
		10,884,545
Soft Drinks–0.60%
Coca-Cola Co. (The)	13,305	824,910
Monster Beverage Corp.(b)	10,525	840,947
PepsiCo, Inc.	5,013	839,076
		2,504,933
Specialized REITs–1.75%
American Tower Corp.	3,281	824,253
Crown Castle International Corp.	4,438	819,255
Digital Realty Trust, Inc.	5,680	805,424
Equinix, Inc.	1,111	823,940
Extra Space Storage, Inc.	3,922	806,363
Iron Mountain, Inc.	15,251	845,058
Public Storage	2,106	821,929
SBA Communications Corp., Class A	2,402	826,528
Weyerhaeuser Co.	19,450	737,155
		7,309,905
Specialty Chemicals–1.61%
Albemarle Corp.	4,171	922,417
Celanese Corp.	5,584	797,786
DuPont de Nemours, Inc.	10,631	782,229
Eastman Chemical Co.	7,310	819,159
Ecolab, Inc.	4,851	856,492
International Flavors & Fragrances, Inc.(c)	6,523	856,666
PPG Industries, Inc.	6,410	840,159
Sherwin-Williams Co. (The)	3,299	823,496
		6,698,404
Specialty Stores–0.58%
Bath & Body Works, Inc.	16,463	786,931
Shares		Value
Specialty Stores–(continued)
Tractor Supply Co.	3,402	$793,925
Ulta Beauty, Inc.(b)	2,091	832,678
		2,413,534
Steel–0.20%
Nucor Corp.(c)	5,698	847,008
Systems Software–1.00%
Fortinet, Inc.(b)	2,761	943,544
Microsoft Corp.	2,752	848,469
NortonLifeLock, Inc.	27,901	739,935
Oracle Corp.	9,903	819,275
ServiceNow, Inc.(b)	1,505	838,119
		4,189,342
Technology Distributors–0.19%
CDW Corp.	4,533	810,908
Technology Hardware, Storage & Peripherals–1.16%
Apple, Inc.	4,980	869,558
Hewlett Packard Enterprise Co.	46,564	778,084
HP, Inc.(c)	21,235	770,830
NetApp, Inc.	9,163	760,529
Seagate Technology Holdings PLC	8,824	793,278
Western Digital Corp.(b)	17,012	844,646
		4,816,925
Tobacco–0.39%
Altria Group, Inc.	15,266	797,648
Philip Morris International, Inc.(c)	8,671	814,554
		1,612,202
Trading Companies & Distributors–0.61%
Fastenal Co.	14,279	848,173
United Rentals, Inc.(b)	2,388	848,241
W.W. Grainger, Inc.	1,632	841,769
		2,538,183
Trucking–0.37%
J.B. Hunt Transport Services, Inc.	3,885	780,069
Old Dominion Freight Line, Inc.	2,515	751,180
		1,531,249
Water Utilities–0.20%
American Water Works Co., Inc.	5,067	838,741
Wireless Telecommunication Services–0.19%
T-Mobile US, Inc.(b)	6,186	793,973
Total Common Stocks & Other Equity Interests (Cost $234,465,527)		409,940,708
Money Market Funds–1.70%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(d)(f)	2,473,990	2,473,990
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(d)(f)	1,789,400	1,788,863
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.16%(d)(f)	2,827,418	$2,827,418
Total Money Market Funds (Cost $7,090,235)		7,090,271
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $241,555,762)		417,030,979
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.96%
Invesco Private Government Fund, 0.31%(d)(f)(g)	6,759,594	6,759,594
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.34%(d)(f)(g)	13,904,447	$13,903,056
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,661,499)		20,662,650
TOTAL INVESTMENTS IN SECURITIES–104.98% (Cost $262,217,261)		437,693,629
OTHER ASSETS LESS LIABILITIES—(4.98)%		(20,761,977)
NET ASSETS–100.00%		$416,931,652
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Invesco Ltd.	$822,850	$57,990	$-	$5,909	$-	$886,749	$6,077
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	3,049,064	3,433,745	(4,008,819)	-	-	2,473,990	119
Invesco Liquid Assets Portfolio, Institutional Class	2,200,493	2,452,674	(2,863,441)	(402)	(461)	1,788,863	223
Invesco Treasury Portfolio, Institutional Class	3,484,645	3,924,280	(4,581,507)	-	-	2,827,418	234
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,039,466	21,404,166	(19,684,038)	-	-	6,759,594	1,711*
Invesco Private Prime Fund	11,758,755	42,013,360	(39,865,289)	1,360	(5,130)	13,903,056	4,677*
Total	$26,355,273	$73,286,215	$(71,003,094)	$6,867	$(5,591)	$28,639,670	$13,041

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	32	June-2022	$7,249,200	$385,638	$385,638
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$409,940,708	$—	$—	$409,940,708
Money Market Funds	7,090,271	20,662,650	—	27,752,921
Total Investments in Securities	417,030,979	20,662,650	—	437,693,629
Other Investments - Assets*
Futures Contracts	385,638	—	—	385,638
Total Investments	$417,416,617	$20,662,650	$—	$438,079,267

*	Unrealized appreciation.
Invesco V.I. Equally-Weighted S&P 500 Fund